Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

Note 4. Notes Payable

Notes payable at December 31, 2019 represented promissory notes issued during 2018 with aggregate principal amounts of $241,067. These notes bore a simple interest at 12.0% and were due and payable for varying terms ranging from one to two years after their issuance. The notes were convertible to shares of common stock of the Company at a conversion price per share of $0.8 per share ($0.008 per share before the Reverse Stock Split as defined below), subject to adjustments for stock splits and combinations.

During the three months ended March 31, 2020, these promissory notes were converted to shares of common stock. The balance of $271,642 in notes payable with interest accrued was converted into shares of common stock (refer to Note 5 below).

Note 4. Notes Payable

For the year ended December 31, 2018, the Company received cash proceeds the issuance of promissory notes in the aggregate principal amount of $241,067. These notes bear a simple interest at 12.0% and are due and payable for varying terms ranging from one to two years after their issuance. The notes are convertible to shares of common stock of the Company at a conversion price per share is $0.008, subject to adjustments for stock splits and combinations.